Praxis Mutual Funds

Praxis Impact Bond Fund Class A (MIIAX) and Class I (MIIIX)

Praxis International Index Fund Class A (MPLAX) and Class I (MPLIX)

Praxis Value Index Fund Class A (MVIAX) and Class I (MVIIX)

Praxis Growth Index Fund Class A (MGNDX) and Class I (MMDEX)

Praxis Small Cap Index Fund Class A (MMSCX) and Class I (MMSIX)

Praxis Genesis Conservative Portfolio Class A (MCONX)

Praxis Genesis Balanced Portfolio Class A (MBAPX)

Praxis Genesis Growth Portfolio Class A (MGAFX)

(the “Funds”)

Each a separate Investment Portfolio of the Praxis Mutual Funds

Supplement dated January 1, 2023 (“Supplement”) to the
Statement of Additional Information dated April 30, 2022

Effective January 1, 2023, Candace L. Smith has retired from the Board of Trustees (“Board”) of Praxis Mutual Funds, where she served as Chairperson of the Board. Ms. Smith retired in accordance with the Board’s policy that limits service on the Board to 15 years. Effective January 1, 2023, Mr. Landis serves as Chairperson of the Board. In addition, effective January 1, 2023, the Independent Trustees have appointed Francis G. Coleman and Lori Scott as Independent Trustees to serve on the Board and its Committees. Accordingly, the following changes are hereby made to the Statement of Additional Information:

•	All references to Ms. Smith are hereby removed.

•	The following rows are added to the end of the table listing each Independent Trustee of the Trust on page 17:

Name and Year of Birth	Position and Start Date	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen by Trustee	Other Directorships Held by Trustees
Francis G. Coleman c/o Everence Capital Management, Inc. 1110 North Main Street Goshen, IN 46528 Year of Birth: 1954	Trustee 1/1/23	Founder/CEO, BeingFrank Consulting (2020 – present); Retired, Vice Chair and Executive Vice President, CBIS, Inc (Christian Brothers Investment Services) (1987 – 2019)	8	0
Lori Scott c/o Everence Capital Management, Inc. 1110 North Main Street Goshen, IN 46528 Year of Birth: 1968	Trustee 1/1/23	Managing Director, Impact Credit, Lafayette Square (2021 – present); Chief Credit Officer, Impact Investments, John D. and Catherine T. MacArthur Foundation (2017 – 2021)	8	0

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